Annual Total Returns - FidelityOverseasFund-AMCIZPRO - FidelityOverseasFund-AMCIZPRO - Fidelity Overseas Fund - Fidelity Advisor Overseas Fund - Class A	Apr. 07, 2025
Bar Chart Table:
Annual Return 2015	8.25%
Annual Return 2016	(1.32%)
Annual Return 2017	29.65%
Annual Return 2018	(14.69%)
Annual Return 2019	28.42%
Annual Return 2020	15.42%
Annual Return 2021	19.36%
Annual Return 2022	(24.79%)
Annual Return 2023	20.55%
Annual Return 2024	5.20%